4. Disposition (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Information related to disposal group
	For the years ended December 31,
	2020	2019	2018
Net sales	$–	$–	$4,681
Cost of revenue	–	–	2,027
Gross profit	–	–	2,654
General and administrative	–	–	2,904
Sales, marketing and customer service	–	–	887
Provision for doubtful accounts, notes and other receivable	–	–	195
Total operating expense	–	–	3,986
Total other expense, net	–	–	(4,790)
Loss from discontinued operations before income tax	–	–	(6,122)
Income tax expense	–	–	–
Loss from discontinued operations, net of income tax	$–	$–	$(6,122)